Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Term of remaining lease	1 year 10 months 24 days
Operating lease, discount rate	3.35%
Operating lease expense	$ 432,422	$ 582,631
Operating lease right-of-use assets	381,795	$ 41,968
Interest on lease liabilities amount	$ 28,685